VALUE OF IN-FORCE BUSINESS (Tables) - In-Force [Member]	12 Months Ended
Dec. 31, 2019
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure of range of yields and other key assumptions	The table below shows the resulting range of yields and other key assumptions at 31 December:

	2019%	2018%
Risk-free rate (value of in-force non-annuity business)[1]	0.00 to 3.90	0.00 to 4.05
Risk-free rate (value of in-force annuity business)[1]	0.91 to 4.81	1.28 to 5.33
Risk-free rate (financial options and guarantees)[1]	0.00 to 3.90	0.00 to 4.05
Retail price inflation	3.11	3.43
Expense inflation	3.41	3.75

Disclosure Of Gross Value Of In-Force Business Asset Explanatory [Text Block]	The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2019 £m	2018 £m
Acquired value of in-force non-participating investment contracts	247	271
Value of in-force insurance and participating investment contracts	5,311	4,491
Total value of in-force business	5,558	4,762

Nonparticipating Life Insurance Contract [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure Of Movement Of Value In Force Explanatory [Text Block]	The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2019 £m	2018 £m
At 1 January	271	306
Acquisition of business	6	5
Amortisation (note 11)	(30)	(40)
At 31 December	247	271

Participating Life Insurance Contract [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure Of Movement Of Value In Force Explanatory [Text Block]	The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2019 £m	2018 £m
At 1 January	4,491	4,533
Exchange and other adjustments	(5)	13
Movements in the year:
New business	696	675
Existing business:
Expected return	(274)	(304)
Experience variances	(43)	(122)
Assumption changes	102	(67)
Economic variance	344	(237)
Movement in the value of in-force business (note 9)	825	(55)
At 31 December	5,311	4,491